Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (30,389,811)	$ (15,542,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	1,094,584	1,544,158
Interest expenses from convertible loans	116,848	29,110
Share-based compensation expenses	4,992,881	488,231
Written-down of inventories	5,046
Interest expenses on loans from shareholder	216,086	226,781
Depreciation and amortization	262,063	273,827
Loss/(gain) from the disposal of property and equipment	(93,379)	79,478
Loss from lease modification		17,062
Loss from equity investment	17,221	37,326
Changes in the fair value of financial liabilities		(107,586)
Right-of-use assets amortization	242,456	374,892
Changes in assets and liabilities
Accounts receivable	(4,011,339)	(21,061,771)
Inventories	(29,509)	(15,060)
Contract costs	100,482	(4,537,967)
Prepaid expenses and other current assets	2,573,846	242,479
Amount due from related parties	21,605	(159,658)
Accounts payable	18,547,639	18,665,414
Deferred revenue	(188,282)	5,989,205
Accrued expenses and other current liabilities	4,418,603	3,578,766
Amount due to related parties		(69,689)
Lease payment liabilities	(267,603)	(417,562)
Prepaid expenses and other non-current assets	41,593	310,856
Net cash used in operating activities	(2,328,970)	(10,054,183)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(23,035)
Purchase of intangible assets	(453)	(2,181)
Proceed from disposal of property and equipment	83,074
Loan to third parties		(97,019)
Net cash (used in)/provided by investing activities	82,621	(122,235)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	8,920,939	19,402,633
Repayments of short-term borrowings	(12,439,820)	(12,474,012)
Repayments of interests-free borrowings from related parties	(150,000)
Repayments of borrowings from related parties	(94,261)	(782,536)
Proceeds from borrowings from third-parties	3,085,156	3,312,543
Repayments of borrowings from third-parties	(3,517,221)	(702,900)
Proceeds from convertible loans	9,885,500	2,496,945
Net cash provided by financing activities	5,690,293	11,252,673
Effect of exchange rate changes	721,003	(791,320)
Net change in cash, cash equivalents and restricted cash	4,164,947	284,935
Cash, cash equivalents and restricted cash, at beginning of the period	846,593	1,564,542
Cash, cash equivalents and restricted cash, at end of the period	5,011,540	1,849,477
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	560,074	669,199
Income tax paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use assets and lease payment liabilities	59,780
Accrued expense and other liabilities, non-current converted into current		285,748
Conversion of convertible loans	$ 4,754,119	$ 144,197